Label	Element	Value
LKCM INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
		The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in equity securities of
non-U.S.
companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). In determining the origin of a company, the Fund primarily relies on the country where the company is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenues or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund focuses its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries, including the United Kingdom.
To a limited degree, the Fund may invest in companies based in the U.S. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, may purchase foreign currency forward contracts, for hedging purposes, and may hold foreign currencies. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. The Fund may invest cash balances in other investment companies, including money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and make comparisons with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•
Currency Risk
 – The Fund may have exposure to foreign currencies by making direct investments in securities denominated in
non-U.S.
currencies, purchasing or selling futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, purchasing foreign currency forward contracts, and/or holding foreign currencies. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby negatively affect the Fund’s holdings of foreign
(non-U.S.)
currencies or securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.)
currencies.

•
Cybersecurity Risk
 – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur.

•
Derivatives Risk
 – Derivatives are instruments, such as futures, foreign currency forward contracts and options, whose value is derived from that of other assets, rates, indices, or currencies. The use of derivatives may be considered to carry more risk than other types of investments and may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives. If the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of additional risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event that a counterparty is or becomes unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. The Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. When the Fund uses derivatives, it may be required to provide margin or collateral and/or segregate cash or other liquid assets. These practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. However, the need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. Changes in the value of a derivative may not correlate perfectly with the underlying instrument, and the Fund could lose more than the principal amount invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Foreign Currency Forward Contracts –
Foreign currency forward contracts, including
non-deliverable
forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of a specific currency at a future date. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.
Futures Contracts
 – Futures contracts are derivative instruments where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. Futures contracts may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition: (i) there may not be a liquid secondary market for futures contracts, and the Fund may be unable to close a futures contract when desired; (ii) the Adviser may not be able to predict correctly the direction of securities prices, currency exchange rates and other economic factors; and (iii) transaction costs associated with investments in futures contracts may be significant. Equity index futures contracts expose the Fund to volatility in an underlying securities index.
Options
 – For the purchase of a call option to be profitable to the purchaser, the market price of the underlying instrument must rise sufficiently above the call option exercise price to cover the premium and transaction costs, which will reduce any profit that might otherwise have been realized if the purchaser bought the underlying instrument instead of the call option. The Fund will receive a premium from writing call options, but it may not offset any losses sustained from exercised options if the underlying asset has increased in value when the call option is exercised. For the purchase of a put option to be profitable to the purchaser, the market price of the underlying security or instrument must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs, which will reduce any profit the purchaser might have realized. The Fund will receive a premium from writing put options, but it may not offset any losses sustained from exercised options if the Fund is required to buy the underlying asset at a disadvantageous price. Options on futures contracts may be subject to additional risks, including risks associated with the underlying futures contract.

•
Dividend Paying Securities Risk
 – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

•
Emerging Markets Risk
 – When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Stock markets in many emerging market countries are relatively small, less developed, less liquid, more volatile, more expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on securities ownership, or intervene in the financial markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political challenges. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; delays and disruptions in securities settlement procedures; and significant limitations on investor rights and recourse. In addition, there may be less information available, or less reliable information available, to make investment decisions and accurately evaluate foreign securities. It may be difficult to obtain or enforce legal judgments against
non-U.S.
companies and
non-U.S.
persons in foreign jurisdictions, either through the foreign judicial system or through a private arbitration process. These matters have the potential to impact the Fund’s investment objectives and performance.

•
Equity Securities Risk
 – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, preferred stocks and REITs.

ADRs
 – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
Common Stock
 – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
Preferred Stock –
Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.
REITs
 – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free
“pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.

•
Foreign Securities Risk
 – Non-U.S.
investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, and delays in transaction settlement in some foreign markets. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, it may be more volatile than a more geographically diversified fund.

•
Geographic Concentration Risk
 – The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. This could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Securities Risk
 – To the extent the Fund invests significantly in the securities of European companies, the Fund’s performance may be influenced by social, political and economic conditions in Europe. The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental relations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Responses to financial problems in European governments may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The United Kingdom officially departed the EU, commonly referred to as “Brexit,” in December 2020. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unexpectedly.
United Kingdom Securities Risk –
The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the Fund to regulatory, political, currency and economic risks associated with investments in the United Kingdom. The full impact of the United Kingdom’s departure from the EU, commonly known as “Brexit,” and the nature of the future relationship between the United Kingdom and the EU remains uncertain.The United Kingdom and the EU reached a trade agreement on December 31, 2020, which is due to be ratified by all applicable United Kingdom and EU governmental bodies by April 30, 2021 (unless this date is extended). The period following the United Kingdom’s withdrawal from the EU is expected to be one of significant political and economic uncertainty, particularly until the United Kingdom government and EU member states agree and implement the terms of the United Kingdom’s future relationship with the EU. Brexit may create additional economic stress for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in consumer spending as well as foreign direct investment.

•
Hedging Risk
 – If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund’s return, or create a loss.

•
Inflation Risk
 – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund.

•
Investment Risk
 – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

•
Large Cap Companies Risk
 – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.

•
Liquidity Risk
 – When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.

•
Market Risk
 – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets. Events that have led to recent market disruptions and turbulence include the pandemic spread of the novel coronavirus known as
COVID-19,
the duration and full effects of which are still uncertain. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

•
Other Investment Companies Risk
 – A Fund that invests in shares of other registered investment companies, including money market funds, will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. Investment in money market funds are subject to interest rate risk, credit risk, and market risk.

•
Redemption Risk
 – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.

•
Sector Weighting Risk –
The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investment in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

•
Security Selection Risk
 – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.

•
Small and Mid Cap Companies Risk
 – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.

•
Valuation Risk
 – The Fund may value certain securities at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives and foreign investments, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of an index reflecting a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the F u nd’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
19.19%	2nd quarter, 2020
-22.50%	1st quarter, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on your tax situation and may differ from those shown. In addition, the after-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
		arrangements such as 401(k) plans and individual retirement accounts.
LKCM INTERNATIONAL EQUITY FUND | LKCM International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,140
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,140
2020	rr_AnnualReturn2020	14.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
1 Year	rr_AverageAnnualReturnYear01	14.45%
Since Inception	rr_AverageAnnualReturnSinceInception	14.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions | LKCM International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.47%
Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | LKCM International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.66%
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM INTERNATIONAL EQUITY FUND | MSCI/EAFE® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM INTERNATIONAL EQUITY FUND | Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2022 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.